Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with U.S. GAAP. References to U.S. GAAP issued by the Financial Accounting Standards Board (the “FASB”) in these accompanying notes to the consolidated financial statements are to the FASB Accounting Standards Codification (“ASC” or the “Codification”).

Segments

To date, the Company has viewed its financial information on an aggregate basis for the purposes of evaluating financial performance and allocating the Company’s resources. Accordingly, the Company has determined that it operates in one segment.

Principles of Consolidation

The consolidated financial statements include the Company’s accounts and those of its wholly owned subsidiary Oklo Power LLC. All intercompany transactions and balances have been eliminated.

Use of Estimates

Preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, the Company evaluates its estimates, including those related to the valuation of the operating lease liabilities and operating right-of-use assets, useful lives of property and equipment, stock-based compensation expense, valuation allowance on deferred tax assets, and fair value of simple agreement for future equity. These estimates, judgments, and assumptions are based on current and expected economic conditions, historical data, and experience available at the date of the accompanying consolidated financial statements, and various other factors that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Risk and Uncertainties

The Company is subject to continuing risks and uncertainties in connection with the current macroeconomic environment, including as a result of inflation, increasing interest rates, instability in the global banking system, geopolitical factors, results of a global pandemic such as the COVID-19 pandemic or otherwise, including the ongoing conflicts in Ukraine and Israel. At this point, the extent to which these effects may impact the Company’s future financial condition or results of operations is uncertain, and as of the date of issuance of these financial statements, the Company is not aware of any specific event or circumstance that would require the update of any estimates or judgments or an adjustment of the carrying value of any assets or liabilities. Given the nature of the business, the ongoing conflicts in Ukraine and Israel have not had a specific impact on the Company’s financial performance. These estimates may change as new events occur and additional information is obtained and will be recognized in the financial statements as soon as they become known.

Comprehensive Loss

Comprehensive loss is defined as the change in equity of a business during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss includes net loss as well as other changes in stockholders’ deficit which includes certain changes in equity that are excluded from net loss. To date, the Company has not had any transactions that are required to be reported in comprehensive loss other than the net loss incurred from operations.

Net Loss Per Common Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding for the period, without consideration for potential dilutive securities. Diluted net loss per common share is computed by dividing net loss by the weighted-average number of common shares and common share equivalents of potentially dilutive securities outstanding for the period. Potentially dilutive securities include redeemable convertible preferred stock and stock options. Since the Company was in a loss position for the periods presented, basic net loss per common share is the same as diluted net loss per common share since the effects of potentially dilutive securities are antidilutive.

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investments with an original contractual maturity at the date of purchase of three months or less. The maximum amount placed in any one financial institution is currently limited in order to reduce risk via the use of Insured Cash Sweep accounts such that all funds are insured by the Federal Deposit Insurance Corporation (FDIC). The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk regarding its cash and cash equivalents. As of March 31, 2024 and December 31, 2023, cash and cash equivalents were $38,018,782 and $9,867,588, respectively.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Expenditures for repairs and maintenance that do not improve or extend the life of the assets are expensed as incurred. When property and equipment are sold or otherwise disposed of, the related cost and accumulated depreciation and amortization are removed from the respective accounts, and any resulting gains or losses are included on the consolidated statement of operations.

Depreciation expense is computed using the straight-line method generally based on the following estimated useful lives of the related assets:

Furniture and fixtures	7 years
Computers	3 to 7 years
Software	3 years
Leasehold improvements	Shorter of lease term or estimated useful life of the asset

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through their undiscounted expected future cash flow. If the future undiscounted cash flow is less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. No impairment losses were recognized on any long-lived assets during the three months ended March 31, 2024 and 2023.

Leases

The Company has lease arrangements for its offices. The Company determines if an arrangement is a lease at inception by evaluating whether the arrangement conveys the right-of-use (“ROU”) to an identified asset and whether the Company obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Leases are recorded as an operating lease right-of-use assets and operating lease liability on the consolidated balance sheets. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets.

Lease ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the expected lease term, including options to extend the lease when it is reasonably certain that the Company will exercise that option. The Company uses the discount rate implicit in the lease unless that rate cannot be readily determined. In that case, the Company uses its incremental borrowing rate, which is the rate of interest that the Company would have to pay to borrow on a collateralized basis an amount equal to the lease payments over the expected lease term. Lease ROU assets consist of the initial measurement of lease liabilities, any lease payments made to lessor on or before the lease commencement date, adjusted for any lease incentives received, and any initial direct costs incurred by the Company.

Operating lease expense for lease payments is recognized on a straight-line basis over the expected lease term. There were no finance lease obligations.

Fair Value Measurements

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. There are no transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements.

Financial instruments measured at fair value on a recurring basis were based upon a three-tier hierarchy as follows:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly as corroborated by market data.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities approximate their fair value due to the short-term nature of these assets and liabilities. The Company’s SAFE Notes (as further described in Note 5) were carried at fair value and classified as Level 3 liabilities.

Redeemable Convertible Preferred Stock

The Company has issued redeemable convertible preferred stock that includes certain redemption rights upon an event that is outside the control of the Company. Accordingly, the redeemable convertible preferred stock is presented as mezzanine equity, outside of stockholders’ deficit at their issuance date fair value, net of any issuance costs. The Company assesses whether the redeemable convertible preferred stock has become redeemable or the probability that the redeemable preferred stock will become redeemable in determining whether to record subsequent measurement adjustments.

Research and Development

Research and development represent costs incurred to develop the Company’s technology. These costs consist of personnel costs, including salaries, employee benefit costs, bonuses and stock-based compensation expenses, software costs, computing costs, hardware and experimental supplies, and expenses for outside engineering contractors for analytical work and consulting costs. The Company expenses all research and development costs in the periods in which they are incurred.

General and Administrative

General and administrative expenses consist primarily of payroll and other personnel-related costs, including stock-based compensation expense, for the Company’s employees involved in general corporate functions including finance and human resources, rent and other occupancy expenses, professional fees for legal and accounting, travel costs, promotional expenses, as well as depreciation and amortization expense for capitalized assets associated with these functions.

Cost-Share Projects

The Company has certain cost-share reimbursable projects for several research and development (“R&D”) projects related to nuclear recycling technologies awarded by the DOE’s Advanced Research Projects Agency (“ARPA”) (the “cost-share projects”) where the Company elected to record the reimbursements on a net presentation basis in the consolidated financial statements. During the three months ended March 31, 2024 and 2023, the Company offset certain R&D expenses related to the cost-share projects totaling $143,768 and $19,173, respectively, based on the period in which the expense was incurred and reimbursable under the guidelines of the cost-share project on the consolidated statements of operations and comprehensive loss. In addition, the Company purchased $36,238 of property and equipment under the guidelines of the cost-share projects during the three months ended March 31, 2024 and reflected $36,238 of the cost-share reimbursement as an offset to the cost basis of the property and equipment, resulting in no carrying value for the property and equipment on the consolidated balance sheets and no reported cash flows. In the event the property and equipment is sold upon completion of the cost-share projects, the Company may be obligated to reimburse the DOE in the event the proceeds are in excess of $5,000 per asset, which at such time, if applicable, will be reported on a net presentation basis with no gain recognized and no cash flows.

Stock-Based Compensation

The Company accounts for stock-based compensation by measuring and recognizing expense for all stock-based payments made to employees and non-employees based on the estimated grant-date fair values for all stock-based compensation arrangements. The Company recognizes compensation over each recipient’s requisite service period, which is generally the vesting period. The Company has elected to recognize actual forfeitures by reducing the stock-based compensation in the same period as the forfeitures occur. The Company estimates the fair value of stock options granted to employees and non-employees using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the Company’s common stock fair value, expected volatility, expected dividend yield, risk-free rate of return, and the expected term. The Company classifies stock-based compensation expense in the same manner in which the award recipient’s cash compensation cost is classified on the consolidated statements of operations and comprehensive loss.

Income Taxes

Because the Company has not generated revenue and is anticipated to remain as such for the next several years, income taxes have been minimal to date. The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2024 and 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

Recent Accounting Pronouncements

In March 2024, the FASB issued Accounting Standards Update (“ASU”) ASU 2024-02, Codification Improvements - Amendments to Remove Reference to Concept Statements, which amends the Codification to remove references to various concepts statements and impacts a variety of topics in the Codification. ASU 2024-02 applies to all reporting entities within the scope of the affected accounting guidance, but in most instances the references removed are extraneous and not required to understand or apply the guidance. Generally, the amendments in ASU 2024-02 are not intended to result in significant accounting changes for most entities. ASU 2024-02 is effective January 1, 2025 and is not expected to have a significant impact on the Company’s consolidated financial statements.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Segments

To date, the Company has viewed its financial information on an aggregate basis for the purposes of evaluating financial performance and allocating the Company’s resources. Accordingly, the Company has determined that it operates in one segment.

Principles of Consolidation

The consolidated financial statements include the Company’s accounts and those of its wholly owned subsidiary Oklo Power LLC. All intercompany transactions and balances have been eliminated.

Use of Estimates

Preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, the Company evaluates its estimates, including those related to the valuation of the operating lease liabilities and operating right-of-use assets, useful lives of property and equipment, stock-based compensation expense, valuation allowance on deferred tax assets, and fair value of simple agreement for future equity. These estimates, judgments, and assumptions are based on current and expected economic conditions, historical data, and experience available at the date of the accompanying consolidated financial statements, and various other factors that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Risk and Uncertainties

The Company is subject to continuing risks and uncertainties in connection with the current macroeconomic environment, including as a result of inflation, increasing interest rates, instability in the global banking system, geopolitical factors, results of a global pandemic such as the COVID-19 pandemic or otherwise, including the ongoing conflicts in Ukraine and Israel. At this point, the extent to which these effects may impact the Company’s future financial condition or results of operations is uncertain, and as of the date of issuance of these financial statements, the Company is not aware of any specific event or circumstance that would require the update of any estimates or judgments or an adjustment of the carrying value of any assets or liabilities. Given the nature of the business, the ongoing conflicts in Ukraine and Israel have not had a specific impact on the Company’s financial performance. These estimates may change as new events occur and additional information is obtained and will be recognized in the financial statements as soon as they become known.

Comprehensive Loss

Comprehensive loss is defined as the change in equity of a business during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss includes net loss as well as other changes in stockholders’ deficit which includes certain changes in equity that are excluded from net loss. To date, the Company has not had any transactions that are required to be reported in comprehensive loss other than the net loss incurred from operations.

Net Loss Per Common Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding for the period, without consideration for potential dilutive securities. Diluted net loss per common share is computed by dividing net loss by the weighted-average number of common shares and common share equivalents of potentially dilutive securities outstanding for the period. Potentially dilutive securities include redeemable convertible preferred stock and stock options. Since the Company was in a loss position for the periods presented, basic net loss per common share is the same as diluted net loss per common share since the effects of potentially dilutive securities are antidilutive.

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investments with an original contractual maturity at the date of purchase of three months or less. The maximum amount placed in any one financial institution is currently limited in order to reduce risk via the use of Insured Cash Sweep accounts such that all funds are insured by the Federal Deposit Insurance Corporation (FDIC). The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk regarding its cash and cash equivalents. As of December 31, 2023 and 2022, cash and cash equivalents were $9,867,588 and $9,653,528, respectively.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Expenditures for repairs and maintenance that do not improve or extend the life of the assets are expensed as incurred. When property and equipment are sold or otherwise disposed of, the related cost and accumulated depreciation and amortization are removed from the respective accounts, and any resulting gains or losses are included on the consolidated statement of operations.

Depreciation expense is computed using the straight-line method generally based on the following estimated useful lives of the related assets:

Furniture and fixtures	7 years
Computers	3 to 7 years
Software	3 years
Leasehold improvements	Shorter of lease term or estimated useful life of the asset

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through their undiscounted expected future cash flow. If the future undiscounted cash flow is less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. No impairment losses were recognized on any long-lived assets during the years ended December 31, 2023 and 2022.

Leases

The Company has lease arrangements for its offices. The Company determines if an arrangement is a lease at inception by evaluating whether the arrangement conveys the right-of-use (“ROU”) to an identified asset and whether the Company obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Leases are recorded as an operating lease right-of-use assets and operating lease liability on the consolidated balance sheets. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets.

Lease ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the expected lease term, including options to extend the lease when it is reasonably certain that the Company will exercise that option. The Company uses the discount rate implicit in the lease unless that rate cannot be readily determined. In that case, the Company uses its incremental borrowing rate, which is the rate of interest that the Company would have to pay to borrow on a collateralized basis an amount equal to the lease payments over the expected lease term. Lease ROU assets consist of the initial measurement of lease liabilities, any lease payments made to lessor on or before the lease commencement date, adjusted for any lease incentives received, and any initial direct costs incurred by the Company.

Operating lease expense for lease payments is recognized on a straight-line basis over the expected lease term. There were no finance lease obligations.

Fair Value Measurements

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. There are no transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements.

Financial instruments measured at fair value on a recurring basis were based upon a three-tier hierarchy as follows:

Level 1:   Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:   Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly as corroborated by market data.

Level 3:   Unobservable inputs in which little or no market data exists, therefore developed using management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities approximate their fair value due to the short-term nature of these assets and liabilities. The Company’s SAFE Notes (as further described in Note 5) were carried at fair value and classified as Level 3 liabilities.

Redeemable Convertible Preferred Stock

The Company has issued redeemable convertible preferred stock that includes certain redemption rights upon an event that is outside the control of the Company. Accordingly, the redeemable convertible preferred stock is presented as mezzanine equity, outside of stockholders’ deficit at their issuance date fair value, net of any issuance costs. The Company assesses whether the redeemable convertible preferred stock has become redeemable or the probability that the redeemable preferred stock will become redeemable in determining whether to record subsequent measurement adjustments.

Research and Development

Research and development represent costs incurred to develop the Company’s technology. These costs consist of personnel costs, including salaries, employee benefit costs, bonuses and stock-based compensation expenses, software costs, computing costs, hardware and experimental supplies, and expenses for outside engineering contractors for analytical work and consulting costs. The Company expenses all research and development costs in the periods in which they are incurred.

General and Administrative

General and administrative expenses consist primarily of payroll and other personnel-related costs, including stock-based compensation expense, for the Company’s employees involved in general corporate functions including finance and human resources, rent and other occupancy expenses, professional fees for legal and accounting, travel costs, promotional expenses, as well as depreciation and amortization expense for capitalized assets associated with these functions.

Cost-Share Projects

The Company has certain cost-share reimbursable projects for several research and development (“R&D”) projects related to nuclear recycling technologies awarded by the DOE’s Advanced Research Projects Agency (ARPA) (the “cost-share projects”) where the Company elected to record the reimbursements on a net presentation basis in the consolidated financial statements. During the years ended December 31, 2023 and 2022, the Company offset certain R&D expenses related to the cost-share projects totaling $232,979 and $51,000, respectively, based on the period in which the expense was incurred and reimbursable under the guidelines of the cost-share project on the consolidated statements of operations and comprehensive loss. In addition, the Company purchased $64,886 of property and equipment under the guidelines of the cost-share projects during the year ended December 31, 2023 and reflected $64,886 of the cost-share reimbursement as an offset to the cost basis of the property and equipment, resulting in no carrying value for the property and equipment on the consolidated balance sheets and no reported cash flows. In the event the property and equipment is sold upon completion of the cost-share projects, the Company may be obligated to reimburse the DOE in the event the proceeds are in excess of $5,000 per asset, which at such time, if applicable, will be reported on a net presentation basis with no gain recognized and no cash flows.

Stock-Based Compensation

The Company accounts for stock-based compensation by measuring and recognizing expense for all stock-based payments made to employees and non-employees based on the estimated grant-date fair values for all stock-based compensation arrangements. The Company recognizes compensation over each recipient’s requisite service period, which is generally the vesting period. The Company has elected to recognize actual forfeitures by reducing the stock-based compensation in the same period as the forfeitures occur. The Company estimates the fair value of stock options granted to employees and non-employees using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the Company’s common stock fair value, expected volatility, expected dividend yield, risk-free rate of return, and the expected term. The Company classifies stock-based compensation expense in the same manner in which the award recipient’s cash compensation cost is classified on the consolidated statements of operations and comprehensive loss.

Income Taxes

Because the Company has not generated revenue and is anticipated to remain as such for the next several years, income taxes have been minimal to date. The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

Recently Adopted Accounting Pronouncements

In March 2022, the Financial Accounting Standards Board (the “FASB”) issued ASU 2022-02, Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, addressing areas identified by the FASB as part of its post-implementation review of its previously issued credit losses standard (ASU 2016-13) that introduced the current expected credit losses (CECL) model. ASU 2022-02 eliminates the accounting guidance for troubled debt restructurings by creditors that have adopted the CECL model and enhances disclosure requirements for certain loan refinancings and restructurings made with borrowers experiencing financial difficulty. This update requires an entity to disclose current-period gross write-offs for financing receivables and net investment in leases by year of origination in the vintage disclosures. The Company adopted the new guidance associated with ASU 2016-13 on January 1, 2023, where it requires immediate recognition of management’s estimates of current expected credit losses from the prior model where losses were recognized only as they were incurred. The adoption of ASU 2022-02 did not have a material impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. The provisions of ASU 2023-09 are effective for annual periods beginning after December 15, 2025; early adoption is permitted using either a prospective or retrospective transition method. The Company expects ASU 2023-09 to require additional disclosures in the notes to its consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.